UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2016

Date of reporting period:  October 31, 2015

Item 1. Report to Stockholders.

NUANCE CONCENTRATED VALUE FUND

INSTITUTIONAL CLASS SHARES – NCVLX
INVESTOR CLASS SHARES – NCAVX

SEMI-ANNUAL REPORT

www.nuanceinvestments.com	OCTOBER 31, 2015

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

October 31, 2015

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annualized Rates of Return for the periods ended October 31, 2015:
	6 Months	1 Year	3 Year	Since Inception(1)
Institutional Class	-3.84%	1.32%	15.23%	11.60%
Russell 3000® Value Index(3)	-2.50%	0.24%	14.29%	11.03%
S&P 500® Index(2)	0.77%	5.20%	16.20%	12.73%

	6 Months	1 Year	3 Year	Since Inception(4)
Investor Class, no load	-3.98%	0.98%	14.95%	15.00%
Investor Class with load	-9.51%	-4.82%	12.71%	12.93%
Russell 3000® Value Index(3)	-2.50%	0.24%	14.29%	14.80%
S&P 500® Index(2)	0.77%	5.20%	16.20%	15.89%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive fees and reimburse expenses through August 31, 2016.

Institutional Class: Gross Expense Ratio – 1.17%, Net Expense Ratio – 1.16%
Investor Class Gross: Expense Ratio – 1.42%, Net Expense Ratio – 1.41%

(1)	May 31, 2011
(2)
The Standard & Poor’s 500 Index (S&P 500)® is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell 3000® Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(4)	July 31, 2012

In terms of performance, since its inception on May 31, 2011 thru October 31, 2015, the Institutional Class is up 11.60 percent (annualized) versus its primary index – the Russell 3000® Value Index – up 11.03 percent (annualized) and the S&P 500® Index up 12.73 percent (annualized). We are pleased with this performance. For more perspective on our longer term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008.

During the six months ended October 31, 2015, our portfolio has been relatively stable from a sector weighting perspective following our weighting additions in the Energy, Finance and Industrial sectors on underperformance that occurred in the last several months of 2014 and very early in 2015. We are now clearly overweight the Energy, Industrial sectors and Materials. Our underweights include the Consumer Discretionary sector as the com-

1

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

bination of fully valued to overvalued stocks and evolving competitive positions make it difficult to find ideas that fit our process. We are also underweight the Real Estate Investment Trust (REIT) industry, the Information Technology sector, the Healthcare sector and the Telecommunication sector as those spaces continued to appear fully valued or overvalued driven broadly by what we have termed the chase for yield or recent market momentum particularly in Technology.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

2

NUANCE CONCENTRATED VALUE FUND (UNAUDITED)

Value of $1,000,000 Investment (UNAUDITED)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2015
			Since
	1 Year	3 Years	Inception(1)
Institutional Class	1.32%	15.23%	11.60%
Investor Class (without sales load)	0.98%	14.95%	11.31%
Investor Class (with sales load)(2)	-4.82%	12.71%	9.83%
S&P 500 Index(3)	5.20%	16.20%	12.73%
Russell 3000 Value Index(4)	0.24%	14.29%	11.03%

(1)
Period from Fund inception through October 31, 2015.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

(4)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)
OCTOBER 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 – October 31, 2015).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2015)	Value (10/31/2015)	(5/1/2015 to 10/31/2015)
Investor Class
Actual(2)	$1,000.00	$ 960.20	$6.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.95
Institutional Class
Actual(2)	$1,000.00	$ 961.60	$5.33
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.48

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.37% and 1.08% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2015 of -3.98% and -3.84% for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE FUND

ALLOCATION OF PORTFOLIO (% OF NET ASSETS) (UNAUDITED)
OCTOBER 31, 2015

TOP TEN EQUITY HOLDINGS(1) (UNAUDITED)
AS OF OCTOBER 31, 2015
(% OF NET ASSETS)

Frank’s International N.V.	12.1%
National Fuel Gas Co.	12.0%
H.B. Fuller Co.	8.1%
BOK Financial Corp.	6.1%
Emerson Electric Co.	5.7%
Johnson & Johnson	4.7%
Cameron International Corp.	4.6%
United Parcel Service, Inc. – Class B	4.5%
Xylem, Inc.	4.2%
Diageo PLC – ADR	4.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2015

	Shares	Value
COMMON STOCKS – 96.4%
Consumer Staples – 7.8%
Diageo PLC – ADR	178,745	$20,569,975
Wal-Mart Stores, Inc.	327,614	18,752,625
		39,322,600
Energy – 18.4%
Cameron International Corp.*	339,331	23,077,902
Frank’s International N.V.	3,558,025	61,055,709
Schlumberger Ltd.	105,408	8,238,689
		92,372,300
Financials – 15.4%
BOK Financial Corp.	459,748	30,885,871
Commerce Bancshares, Inc.	343,478	15,645,423
Corrections Corporation of America – REIT	494,945	14,105,932
LPL Financial Holdings, Inc.	175,554	7,478,600
National Western Life Group, Inc. – Class A	35,630	9,192,184
		77,308,010
Healthcare – 6.3%
Johnson & Johnson	235,987	23,841,767
Patterson Companies, Inc.	163,513	7,750,516
		31,592,283
Industrials – 22.6%
American Science and Engineering, Inc.	340,712	12,769,886
Deere & Co.	94,911	7,403,058
Emerson Electric Co.	611,183	28,866,173
Lindsay Corp.	230,562	15,627,492
MSA Safety, Inc.	118,374	5,146,902
United Parcel Service, Inc. – Class B	220,765	22,743,210
Xylem, Inc.	580,399	21,132,328
		113,689,049
Information Technology – 4.3%
Cabot Microelectronics Corp.*	188,116	7,932,852
MKS Instruments, Inc.	393,338	13,861,231
		21,794,083
Materials – 9.6%
H.B. Fuller Co.	1,072,456	40,742,603
Praxair, Inc.	70,601	7,843,065
		48,585,668

See Notes to the Financial Statements

6

NUANCE CONCENTRATED VALUE FUND

SCHEDULE OF INVESTMENTS – CONTINUED
OCTOBER 31, 2015

	Shares	Value
Utilities – 12.0%
National Fuel Gas Co.	1,149,184	$60,366,635

Total Common Stocks
(Cost $498,325,808)		485,030,628

SHORT-TERM INVESTMENT – 2.9%
Fidelity Institutional Government Portfolio, Class I, 0.01%^
(Cost $14,684,337)	14,684,337	14,684,337
Total Investments – 99.3%
(Cost $513,010,145)		499,714,965
Other Assets and Liabilities, Net – 0.7%		3,321,891
Total Net Assets – 100.0%		$503,036,856

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2015.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

7

NUANCE CONCENTRATED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 2015

ASSETS:
Investments, at value
(cost $513,010,145)	$499,714,965
Receivable for investment securities sold	3,717,564
Receivable for capital shares sold	539,704
Dividends & interest receivable	12,917
Prepaid expenses	32,992
Total assets	504,018,142

LIABILITIES:
Payable for capital shares redeemed	391,560
Payable to investment adviser	361,077
Payable for fund administration & accounting fees	60,859
Payable for transfer agent fees & expenses	30,731
Payable for custody fees	8,649
Payable for trustee fees	3,641
Payable for compliance fees	2,192
Accrued distribution & shareholder service fees	84,189
Accrued expenses	38,388
Total liabilities	981,286

NET ASSETS	$503,036,856

NET ASSETS CONSIST OF:
Paid-in capital	$502,411,492
Accumulated undistributed net investment income	24,049
Accumulated undistributed net realized gain on investments	13,896,495
Net unrealized depreciation on investments	(13,295,180)
Net Assets	$503,036,856

	Investor	Institutional
	Class	Class
Net Assets	$144,933,983	$358,102,873
Shares issued and outstanding(1)	11,161,820	27,528,745
Net asset value, redemption price and minimum offering price per share(2)	$12.98	$13.01
Maximum offering price per share ($12.98/0.95)(3)	$13.66	N/	A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

8

NUANCE CONCENTRATED VALUE FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED OCTOBER 31, 2015

INVESTMENT INCOME:
Dividend income (includes $353,493 from affiliates)	$6,873,438
Less: Foreign taxes withheld	(160,617)
Interest income	621
Total investment income	6,713,442

EXPENSES:
Investment adviser fees (See Note 4)	2,309,840
Fund administration & accounting fees (See Note 4)	197,904
Transfer agent fees & expenses (See Note 4)	101,976
Federal & state registration fees	32,420
Postage & printing fees	29,245
Custody fees (See Note 4)	23,681
Other	10,672
Audit fees	8,077
Trustee fees (See Note 4)	6,601
Compliance fees (See Note 4)	5,939
Legal fees	5,779
Distribution and/or shareholder service fees (See Note 5):
Investor Class	285,267
Institutional Class	143,357
Net expenses	3,160,758

NET INVESTMENT INCOME	3,552,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, including foreign currency loss
(includes $(394,247) net loss from affiliates)	7,943,019
Net change in unrealized depreciation on investments	(34,987,226)

Net realized and unrealized loss on investments	(27,044,207)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,491,523)

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
OPERATIONS:
Net investment income	$3,552,684	$5,418,576
Net realized gain on investments, including foreign currency loss	7,943,019	31,203,950
Net change in unrealized depreciation on investments	(34,987,226)	(7,707,729)
Net increase (decrease) in net assets resulting from operations	(23,491,523)	28,914,797

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	13,380,875	89,873,453
Proceeds from reinvestment of distributions	519,190	13,414,021
Payments for shares redeemed	(29,912,083)	(136,507,564)
Decrease in net assets resulting
from Investor Class transactions	(16,012,018)	(33,220,090)
Institutional Class:
Proceeds from shares sold	47,973,378	266,188,819
Proceeds from reinvestment of distributions	2,270,827	29,781,147
Payments for shares redeemed	(85,858,958)	(166,565,075)
Increase (decrease) in net assets resulting
from Institutional Class transactions	(35,614,753)	129,404,891
Net increase (decrease) in net assets resulting
from capital share transactions	(51,626,771)	96,184,801

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(881,950)	(1,556,846)
Institutional Class	(2,646,685)	(4,220,254)
From net realized gains:
Investor Class	—	(12,659,636)
Institutional Class	—	(28,975,246)
Total distributions to shareholders	(3,528,635)	(47,411,982)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(78,646,929)	77,687,616

NET ASSETS:
Beginning of period	581,683,785	503,996,169
End of period (including accumulated undistributed net
investment income of $24,049 and $0, respectively)	$503,036,856	$581,683,785

See Notes to the Financial Statements

10

NUANCE CONCENTRATED VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended			For the Period
	October 31, 2015	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2015	April 30, 2014	April 30, 2013(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$13.60	$13.95	$12.14	$10.15

INVESTMENT OPERATIONS:
Net investment income	0.08	0.10	0.06	0.21
Net realized and unrealized
gain (loss) on investments	(0.62)	0.60	2.97	2.16
Total from investment operations	(0.54)	0.70	3.03	2.37

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.08)	(0.11)	(0.06)	(0.20)
Distributions from net realized gains	—	(0.94)	(1.16)	(0.18)
Total distributions	(0.08)	(1.05)	(1.22)	(0.38)

Net asset value, end of period	$12.98	$13.60	$13.95	$12.14

TOTAL RETURN(2)(3)	(3.98)%	5.35%	25.71%	23.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$144.9	$168.6	$207.8	$0.4

Ratio of expenses to average net assets(4):
Before expense reimbursement/recoupment	1.37%	1.36%	1.45%	1.57%
After expense reimbursement/recoupment	1.37%	1.39%	1.40%	1.40%

Ratio of net investment income
to average net assets(4):
Before expense reimbursement/recoupment	1.10%	0.77%	0.35%	0.54%
After expense reimbursement/recoupment	1.10%	0.74%	0.40%	0.71%

Portfolio turnover rate(3)	51%	141%	103%	110%

(1)	Inception date of the Investor Class was July 31, 2012.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

11

NUANCE CONCENTRATED VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Six Months Ended				For the Period
	October 31, 2015	Year Ended	Year Ended	Year Ended	Inception through
	(Unaudited)	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012(1)
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$13.62	$13.97	$12.15	$10.26	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.09	0.13	0.07	0.08	0.26
Net realized and unrealized
gain (loss) on investments	(0.61)	0.60	3.00	2.20	0.07 (2)
Total from investment operations	(0.52)	0.73	3.07	2.28	0.33

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.09)	(0.14)	(0.09)	(0.21)	(0.07)
Distributions from net realized gains	—	(0.94)	(1.16)	(0.18)	—
Total distributions	(0.09)	(1.08)	(1.25)	(0.39)	(0.07)

Net asset value, end of period	$13.01	$13.62	$13.97	$12.15	$10.26

TOTAL RETURN(3)	(3.84)%	5.59%	25.98%	22.79%	3.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets,
end of period (in millions)	$358.1	$413.1	$296.2	$76.0	$39.4

Ratio of expenses
to average net assets(4):
Before expense
reimbursement/recoupment	1.08%	1.09%	1.12%	1.40%	1.84%
After expense
reimbursement/recoupment	1.08%	1.14%	1.15%	1.15%	1.15%

Ratio of net investment income
to average net assets(4):
Before expense
reimbursement/recoupment	1.39%	1.04%	0.67%	0.71%	2.49%
After expense
reimbursement/recoupment	1.39%	0.99%	0.64%	0.96%	3.18%

Portfolio turnover rate(3)	51%	141%	103%	110%	77%

(1)	Inception date of the Institutional Class was May 31, 2011.
(2)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended October 31, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contin-

13

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

gent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many fac-

14

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

tors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$485,030,628	$—	$—	$485,030,628
Short-Term Investment	14,684,337	—	—	14,684,337
Total Investments in Securities	$499,714,965	$—	$—	$499,714,965

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2015, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is in effect through at least August 31, 2016.  Prior to August 31, 2016, this Operating Expense Limitation Agreement cannot be terminated.  As of October 31, 2015 the Adviser has recouped all previously waived expenses.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended October 31, 2015, are disclosed in the Statement of Operations.

15

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2015, the Investor Class incurred expenses of $195,838 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2015, the Investor and Institutional Class incurred $89,429 and $143,357, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2015	April 30, 2015
Investor Class:
Shares sold	1,023,473	6,539,068
Shares issued to holders in reinvestment of distributions	41,546	1,022,431
Shares redeemed	(2,295,820)	(10,063,206)
Net decrease in Investor Class shares	(1,230,801)	(2,501,707)
Institutional Class:
Shares sold	3,619,773	19,303,240
Shares issued to holders in reinvestment of distributions	180,716	2,263,637
Shares redeemed	(6,592,162)	(12,449,572)
Net increase (decrease) in Institutional Class shares	(2,791,673)	9,117,305
Net increase (decrease) in shares outstanding	(4,022,474)	6,615,598

16

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$269,322,260	$317,362,897

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$35,020,190	$(15,108,520)	$19,911,670	$562,440,702

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2015, components of accumulated earnings on a tax-basis were as follows:

	Undistributed		Total
Undistributed	Long-Term	Unrealized	Accumulated
Ordinary Income	Capital Gains	Appreciation	Earnings
$4,617,539	$3,116,313	$19,991,670	$27,645,522

As of April 30, 2015, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2015, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the period ended October 31, 2015, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$3,528,635	$—	$3,528,635

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$41,104,415	$6,307,567	$47,411,982

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2015.

17

NUANCE CONCENTRATED VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended October 31, 2015 with affiliated companies as so defined:

	Beginning			Ending	Dividend	Realized
	Shares	Additions	Reductions	Shares	Income	Loss
American Science
& Engineering, Inc.#	361,345	11,787	32,420	340,712	$353,493	$(394,247)

#	Unaffiliated company as of October 31, 2015.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2015, Charles Schwab & Co., Inc. and National Financial Services, LLC, for the benefit of its customers, owned 39.97% and 25.31% of the Fund, respectively.

18

NUANCE CONCENTRATED VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED)
OCTOBER 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

19

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-CV

NUANCE MID CAP VALUE FUND

INSTITUTIONAL CLASS SHARES – NMVLX
INVESTOR CLASS SHARES – NMAVX

SEMI-ANNUAL REPORT

www.nuanceinvestments.com	OCTOBER 31, 2015

NUANCE MID CAP VALUE FUND (UNAUDITED)

October 31, 2015

Dear Fellow Shareholders:

We are pleased to write our semi-annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations.

Average Annualized Rates of Return for the periods ended October 31, 2015:
	6 Months	1 Year	Since Inception(1)
Institutional Class	0.45%	4.25%	6.53%
Russell Midcap® Value Index(3)	-3.24%	0.47%	6.60%
S&P 500® Index(2)	0.77%	5.20%	8.82%

	6 Months	1 Year	Since Inception(1)
Investor Class, no load	0.32%	4.10%	6.27%
Investor Class with load	-5.49%	-1.87%	2.89%
Russell Midcap® Value Index(3)	-3.24%	0.47%	6.60%
S&P 500® Index(2)	0.77%	5.20%	8.82%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made solely based on returns. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.00% and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

The Adviser has contractually agreed to waive fees and reimburse expenses through August 31, 2016.

Institutional Class: Gross Expense Ratio – 1.87%, Net Expense Ratio – 1.16%
Investor Class: Gross Expense Ratio – 2.12%, Net Expense Ratio – 1.41%

(1)	December 31, 2013
(2)
The Standard & Poor’s 500® Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(3)
The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2013 thru October 31, 2015, the Institutional Class is up 6.53 percent versus the 6.60 percent of its primary index, the Russell Mid Cap® Value Index, and the 8.82 percent of the S&P 500® Index. Given the short history of the Fund, we do not read much into our since inception performance. For more perspective on our long term performance, please refer to your prospectus. The Nuance Mid Cap Value strategy has existed in a separate account form since November 13, 2008.

NUANCE MID CAP VALUE FUND

During the six months ended October 31, 2015, the portfolio was relatively stable from a sector weighting perspective following our weighting additions in the Energy, Finance and Industrial sectors on underperformance that occurred in the last several months of 2014 and very early in 2015. We are now clearly overweight the Energy and Industrial sectors. Our underweights include the Healthcare sector as the combination of fully valued to overvalued stocks and evolving competitive positions make it difficult to find ideas that fit our process. We were also underweight in the REIT industry as that space continued to appear fully valued or overvalued driven broadly by what we have termed the chase for yield.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough   fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Thank you for your interest and your continued support.

Scott Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Nuance Investments, LLC is majority owned by Montage Investments, LLC.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $1,000,000 Investment (UNAUDITED)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of October 31, 2015
		Since
	1 Year	Inception(1)
Institutional Class	4.25%	6.53%
Investor Class (without sales load)	4.10%	6.27%
Investor Class (with sales load)(2)	-1.87%	2.89%
Russell Midcap Value Index(3)	0.47%	6.60%
S&P 500 Index(4)	5.20%	8.82%

(1)	December 31, 2013.
(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.  The Russell Midcap Index is a subset of the Russell 1000 Index.  It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

EXPENSE EXAMPLE (UNAUDITED)
OCTOBER 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 – October 31, 2015).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (5/1/2015)	Value (10/31/2015)	(5/1/2015 to 10/31/2015)
Investor Class
Actual(2)	$1,000.00	$1,003.20	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$7.10
Institutional Class
Actual(2)	$1,000.00	$1,004.50	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.40% and 1.15% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended October 31, 2015 of 0.32% and 0.45% for the Investor Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

ALLOCATION OF PORTFOLIO (% OF NET ASSETS) (UNAUDITED)
OCTOBER 31, 2015

TOP TEN EQUITY HOLDINGS(1) (UNAUDITED)
AS OF OCTOBER 31, 2015
(% OF NET ASSETS)

H.B. Fuller Co.	6.2%
National Fuel Gas Co.	6.1%
Frank’s International N.V.	5.9%
BOK Financial Corp.	4.9%
Cameron International Corp.	4.4%
American Science and Engineering, Inc.	4.0%
MKS Instruments, Inc.	3.6%
Lindsay Corp.	3.5%
Xylem, Inc.	3.5%
Emerson Electric Co.	3.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
OCTOBER 31, 2015

	Shares	Value
COMMON STOCKS – 91.4%
Consumer Discretionary – 0.5%
Genuine Parts Co.	1,749	$158,739

Consumer Staples – 3.8%
Sanderson Farms, Inc.	4,352	302,507
Sysco Corp.	22,031	908,779
		1,211,286
Energy – 12.8%
Cameron International Corp.*	20,677	1,406,243
EQT Corp.	1,978	130,687
Frank’s International N.V.	109,627	1,881,199
Helmerich & Payne, Inc.	6,057	340,827
National Oilwell Varco, Inc.	7,821	294,383
		4,053,339
Financials – 20.6%
BB&T Corp.	4,034	149,863
BOK Financial Corp.	23,174	1,556,829
Chubb Corp.	3,488	451,173
CNA Financial Corp.	4,286	156,696
Commerce Bancshares, Inc.	23,616	1,075,709
Corrections Corporation of America – REIT	33,322	949,677
Cullen/Frost Bankers, Inc.	2,318	158,644
LPL Financial Holdings, Inc.	10,813	460,634
M&T Bank Corp.	2,584	309,692
National Western Life Insurance Group, Inc. – Class A	3,195	824,278
Northern Trust Corp.	4,253	299,369
Rayonier, Inc. – REIT	6,362	144,099
		6,536,663
Healthcare – 3.9%
Patterson Companies, Inc.	15,984	757,642
Smith & Nephew – ADR	4,645	158,487
Waters Corp.*	1,278	163,328
Zimmer Biomet Holdings, Inc.	1,464	153,091
		1,232,548
Industrials – 23.4%
American Science and Engineering, Inc.	33,617	1,259,965
Deere & Co.	6,056	472,368
Dover Corp.	4,945	318,606
Emerson Electric Co.	23,222	1,096,775

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

	Shares	Value
Industrials – 23.4% (Continued)
Flowserve Corp.	10,506	$487,058
Hub Group, Inc. – Class A*	3,796	151,764
Hubbell, Inc. – Class B	1,644	159,221
ITT Corp.	4,202	166,315
Lindsay Corp.	16,457	1,115,456
MSA Safety, Inc.	7,068	307,317
Norfolk Southern Corp.	1,903	152,297
Rockwell Collins, Inc.	3,506	304,040
Woodward, Inc.	6,913	314,542
Xylem, Inc.	30,184	1,099,000
		7,404,724
Information Technology – 7.0%
Applied Materials, Inc.	29,612	496,593
Cabot Microelectronics Corp.*	10,283	433,634
MKS Instruments, Inc.	32,422	1,142,551
Xilinx, Inc.	3,193	152,051
		2,224,829
Materials – 9.7%
Compass Minerals International, Inc.	1,801	146,314
E.I. du Pont de Nemours & Co.	2,953	187,220
FMC Technologies, Inc.*	4,552	153,994
H.B. Fuller Co.	51,989	1,975,062
Praxair, Inc.	5,618	624,104
		3,086,694
Utilities – 9.7%
AGL Resources, Inc.	12,396	774,750
ITC Holdings Corp.	4,457	145,833
National Fuel Gas Co.	37,001	1,943,662
Northwest Natural Gas Co.	4,532	216,494
		3,080,739
Total Common Stocks
(Cost $29,077,480)		28,989,561

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

	Shares	Value
SHORT-TERM INVESTMENT – 7.7%
Fidelity Institutional Government Portfolio, Class I, 0.01%^
(Cost $2,447,875)	2,447,875	$2,447,875
Total Investments – 99.1%
(Cost $31,525,355)		31,437,436
Other Assets and Liabilities, Net – 0.9%		299,272
Total Net Assets – 100.0%		$31,736,708

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of October 31, 2015.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
OCTOBER 31, 2015

ASSETS:
Investments, at value
(cost $31,525,355)	$31,437,436
Receivable for investment securities sold	144,967
Receivable for capital shares sold	754,600
Dividends and interest receivable	6,881
Prepaid expenses	10,818
Total assets	32,354,702

LIABILITIES:
Payable for investment securities purchased	564,682
Payable for capital shares redeemed	397
Payable to investment adviser	10,535
Payable for fund administration & accounting fees	13,672
Payable for compliance fees	2,212
Payable for transfer agent fees & expenses	5,263
Payable for custody fees	1,860
Payable for trustee fees	2,887
Accrued distribution & shareholder service fees	1,530
Accrued expenses	14,956
Total liabilities	617,994

NET ASSETS	$31,736,708

NET ASSETS CONSIST OF:
Paid-in capital	$30,737,403
Accumulated undistributed net investment income	10,157
Accumulated undistributed net realized gain on investments	1,077,067
Net unrealized depreciation on investments	(87,919)
Net Assets	$31,736,708

	Investor	Institutional
	Class	Class
Net Assets	$601,352	$31,135,356
Shares issued and outstanding(1)	57,829	2,989,601
Net asset value, redemption price and minimum offering price per share(2)	$10.40	$10.41
Maximum offering price per share ($10.40/0.95)(3)	$10.95	N/	A

(1)	Unlimited shares authorized with no par value.
(2)	A contingent deferred sales charge (CDSC) of 1.00% may be charged on certain shares redeemed within 12 months of purchase on Investor Class shares.
(3)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED OCTOBER 31, 2015

INVESTMENT INCOME:
Dividend income	$335,209
Less: Foreign taxes withheld	(4,771)
Interest income	83
Total investment income	330,521

EXPENSES:
Investment adviser fees (See Note 4)	108,404
Fund administration & accounting fees (See Note 4)	44,337
Transfer agent fees & expenses (See Note 4)	15,919
Federal & state registration fees	15,085
Audit fees	8,079
Compliance fees (See Note 4)	5,953
Legal fees	5,779
Trustee fees (See Note 4)	5,227
Custody fees (See Note 4)	4,583
Other	3,462
Postage & printing fees	3,019
Distribution & shareholder service fees: (See Note 5)
Investor Class	1,125
Total expenses before waiver/reimbursement	220,972
Less: waiver/reimbursement from investment adviser (See Note 4)	(54,050)
Net expenses	166,922

NET INVESTMENT INCOME	163,599

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments, including foreign currency loss	657,466
Net change in unrealized depreciation on investments	(664,876)

Net realized and unrealized loss on investments and foreign currency	(7,410)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,189

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2015	Year Ended
	(Unaudited)	April 30, 2015
OPERATIONS:
Net investment income	$163,599	$239,407
Net realized gain on investments, including foreign currency loss	657,466	1,176,167
Net change in unrealized depreciation on investments	(664,876)	(53,779)
Net increase in net assets resulting from operations	156,189	1,361,795

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	93,865	523,266
Proceeds from reinvestment of distributions	2,319	25,705
Payments for shares redeemed	(4,058)	(66,006)
Increase in net assets resulting from Investor Class transactions	92,126	482,965
Institutional Class:
Proceeds from shares sold	10,800,324	6,987,388
Proceeds from reinvestment of distributions	149,804	1,520,280
Payments for shares redeemed	(6,520,826)	(2,879,881)
Increase in net assets resulting from Institutional Class transactions	4,429,302	5,627,787
Net increase in net assets resulting from capital share transactions	4,521,428	6,110,752

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(2,319)	(3,300)
Institutional Class	(151,123)	(254,747)
From net realized gains:
Investor Class	—	(22,405)
Institutional Class	—	(1,275,789)
Total distributions to shareholders	(153,442)	(1,556,241)

TOTAL INCREASE IN NET ASSETS	4,524,175	5,916,306

NET ASSETS:
Beginning of period	27,212,533	21,296,227
End of period (including accumulated undistributed net
investment income of $10,157 and $0, respectively)	$31,736,708	$27,212,533

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.
			For the Period
	Six Months Ended		Inception
	October 31, 2015	Year Ended	Through
	(Unaudited)	April 30, 2015	April 30, 2014(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$10.41	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.06	0.08	0.02
Net realized and unrealized gain (loss) on investments	(0.03)	0.47	0.55
Total from investment operations	0.03	0.55	0.57

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.04)	(0.09)	(0.02)
Distributions from net realized gains	—	(0.60)	—
Total distributions	(0.04)	(0.69)	(0.02)

Net asset value, end of period	$10.40	$10.41	$10.55

TOTAL RETURN(2)(3)	0.32%	5.41%	5.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.6	$0.5	$0.0 (4)

Ratio of expenses to average net assets(5):
Before expense reimbursement	1.92%	2.08%	2.72%
After expense reimbursement	1.40%	1.40%	1.40%

Ratio of net investment income to average net assets(5):
Before expense reimbursement	0.37%	0.08%	(0.71)%
After expense reimbursement	0.89%	0.76%	0.61%

Portfolio turnover rate(3)	58%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Total return does not reflect sales charges.
(3)	Not annualized for periods less than one year.
(4)	Amount rounds to zero.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.
			For the Period
	Six Months Ended		Inception
	October 31, 2015	Year Ended	Through
	(Unaudited)	April 30, 2015	April 30, 2014(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$10.42	$10.55	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05	0.11	0.03
Net realized and unrealized gain (loss) on investments	(0.01)	0.48	0.55
Total from investment operations	0.04	0.59	0.58

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.05)	(0.12)	(0.03)
Distributions from net realized gains	—	(0.60)	—
Total distributions	(0.05)	(0.72)	(0.03)

Net asset value, end of period	$10.41	$10.42	$10.55

TOTAL RETURN(2)	0.45%	5.70%	5.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$31.1	$26.7	$21.3

Ratio of expenses to average net assets(3):
Before expense reimbursement	1.52%	1.75%	2.48%
After expense reimbursement	1.15%	1.15%	1.15%

Ratio of net investment income to average net assets(3):
Before expense reimbursement	0.77%	0.41%	(0.46)%
After expense reimbursement	1.14%	1.01%	0.87%

Portfolio turnover rate(2)	58%	137%	46%

(1)	Inception date of the Fund was December 31, 2013.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
OCTOBER 31, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on December 31, 2013.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Each class of shares has identical rights and privileges with respect to the distribution fees and voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the period ended October 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations.  During the period ended October 31, 2015, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contin-

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

gent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets.  12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,989,561	$—	$—	$28,989,561
Short-Term Investment	2,447,875	—	—	2,447,875
Total Investments in Securities	$31,437,436	$—	$—	$31,437,436

Transfers between levels are recognized at the end of the reporting period.  During the period ended October 31, 2015, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.  Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least August 31, 2016.  Prior to August 31, 2016, this Operating Expense Limitation Agreement cannot be terminated.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
April 30, 2017	$ 82,229
April 30, 2018	$142,134
April 30, 2019	$ 54,050

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended October 31, 2015 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended October 31, 2015, the Investor Class incurred expenses of $703 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended October 31, 2015, the Investor and Institutional Class incurred $422 and $0, respectively of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	October 31, 2015	April 30, 2015
Investor Class:
Shares sold	9,069	49,280
Shares issued to holders in reinvestment of distributions	233	2,514
Shares redeemed	(396)	(6,342)
Net increase in Investor Class shares	8,906	45,452
Institutional Class:
Shares sold	1,035,204	669,358
Shares issued to holders in reinvestment of distributions	15,017	148,373
Shares redeemed	(622,528)	(270,109)
Net increase in Institutional Class shares	427,693	547,622
Net increase in shares outstanding	436,599	593,074

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended October 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$19,070,480	$15,653,428

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net	Tax Cost
$1,348,265	$(903,358)	$444,907	$26,953,491

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2015, components of accumulated earnings on a tax-basis were as follows:

	Undistributed		Total
Undistributed	Long-Term	Unrealized	Accumulated
Ordinary Income	Capital Gains	Appreciation	Earnings
$484,471	$67,180	$444,907	$996,558

As of April 30, 2015, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended April 30, 2015, the Fund does not plan to defer any qualified late year losses.

NUANCE MID CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
OCTOBER 31, 2015

The tax character of distributions paid during the period ended October 31, 2015, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$153,442	$—	$153,442

The tax character of distributions paid during the year ended April 30, 2015, were as follows:

	Long Term
Ordinary Income	Capital Gains	Total
$1,554,509	$1,732	$1,556,241

The Fund designated as long-term capital gain, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2015.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2015, National Financial Services, LLC for the benefit of its customers, owned 44.72% of the outstanding shares of the Fund.

NUANCE MID CAP VALUE FUND

ADDITIONAL INFORMATION (UNAUDITED)
OCTOBER 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

NUANCE MID CAP VALUE FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER

Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-SEMI-ANNUAL-MCV

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     December 30, 2015

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     December 30, 2015

* Print the name and title of each signing officer under his or her signature.